Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property Plant and Equipment and Accumulated Depreciation

Property and equipment are summarized as follows:

	December 31,
	2013	2012
Leasehold improvements	$57,779	$55,466
Laboratory equipment	4,093,704	3,921,030
Office and computer equipment	389,368	337,389
Property and equipment at cost	4,540,852	4,313,885

Accumulated depreciation	(2,103,175)	(1,640,203)

Property and equipment, net	$2,437,677	$2,673,682

Accumulated depreciation for each asset group is summarized as follows:

	Years ended December 31,
	2013	2012
Leasehold improvements	$37,904	$30,570
Laboratory equipment	1,845,098	1,454,661
Office and computer equipment	220,172	154,971

Total accumulated depreciation	$2,103,174	$1,640,202